Financial instruments and risk management (Details 9) - Interest rate risk [member] - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash, equivalents and financial investments	R$ 11,838	R$ 16,818
Derivatives	260	97
Leniency agreement	673	636
Borrowings and debentures	52,233	53,767
Braskem Idesa borrowings	14,639	15,526
CDI [Member]
IfrsStatementLineItems [Line Items]
Cash, equivalents and financial investments	2,631	5,259
Derivatives		24
Leniency agreement	673	636
Borrowings and debentures	3,091	3,064
Fixed [Member]
IfrsStatementLineItems [Line Items]
Cash, equivalents and financial investments	9,207	11,559
Borrowings and debentures	39,038	44,313
Braskem Idesa borrowings	11,958	12,943
IPCA [Member]
IfrsStatementLineItems [Line Items]
Derivatives	207	49
Borrowings and debentures	1,118	1,129
SOFR [Member]
IfrsStatementLineItems [Line Items]
Derivatives	53	24
Borrowings and debentures	8,986	5,261
Braskem Idesa borrowings	R$ 2,681	R$ 2,583